Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000016591 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016591 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016591 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016591 | IREN Ltd.FR_46270CAC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016591 | Bloom Energy Corp.FR_093712AK3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016591 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000016591 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000016591 | IREN Ltd.FR_Q4982L109
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000016591 | Seagate Technology Holdings PLCFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000016591 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000016591 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016591 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016591 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016591 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016591 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016595 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016595 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016595 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016595 | IREN Ltd.FR_46270CAC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016595 | Bloom Energy Corp.FR_093712AK3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016595 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000016595 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000016595 | IREN Ltd.FR_Q4982L109
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000016595 | Seagate Technology Holdings PLCFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000016595 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000016595 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016595 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016595 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016595 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016595 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000228115 | Carillon Reams Unconstrained Bond FundFR_14214M724
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228115 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228115 | AQR Style Premia Alternative FundFR_00203H420
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228115 | IREN Ltd.FR_46270CAC3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228115 | Bloom Energy Corp.FR_093712AK3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228115 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000228115 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000228115 | IREN Ltd.FR_Q4982L109
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000228115 | Seagate Technology Holdings PLCFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000228115 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000228115 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228115 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228115 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228115 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000228115 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008165 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008165 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008165 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008165 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008165 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008165 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000008165 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008165 | Washington H Soul Pattinson & Co. Ltd.FR_682180005
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | Shimano, Inc.FR_680482007
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008165 | Cochlear Ltd.FR_621179902
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008165 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000008165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008165 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008165 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000008165 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008164 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008164 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008164 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008164 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008164 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008164 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000008164 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000008164 | Washington H Soul Pattinson & Co. Ltd.FR_682180005
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Shimano, Inc.FR_680482007
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000008164 | Cochlear Ltd.FR_621179902
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000008164 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000008164 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008164 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008164 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000008164 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000228111 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228111 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228111 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228111 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228111 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228111 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000228111 | Investor ABFR_BMV7PQ908
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000228111 | Washington H Soul Pattinson & Co. Ltd.FR_682180005
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Shimano, Inc.FR_680482007
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228111 | Cochlear Ltd.FR_621179902
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000228111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000228111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000228111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000007370 | U.K. GiltsFR_ACI2TTTT2
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007370 | Bundesobligation (Germany)FR_ACI2YKCY2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007370 | Italy Buoni Poliennali Del TesoroFR_ACI2R49V6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007370 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007370 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007370 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007370 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007370 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007370 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000007370 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000007369 | U.K. GiltsFR_ACI2TTTT2
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007369 | Bundesobligation (Germany)FR_ACI2YKCY2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007369 | Italy Buoni Poliennali Del TesoroFR_ACI2R49V6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007369 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007369 | U.S. Treasury NotesFR_91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007369 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007369 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007369 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007369 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000007369 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000016586 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000016586 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016586 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016586 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016586 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016586 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000016586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000016586 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000016590 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000016590 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016590 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016590 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016590 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016590 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000016590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000016590 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000016533 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016533 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016533 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016533 | Iron Mountain, Inc.FR_ACI304ZB8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016533 | Linx Capital Ltd.FR_ACI2FRZ31
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016533 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000016533 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000016533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000016533 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000016537 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016537 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016537 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016537 | Iron Mountain, Inc.FR_ACI304ZB8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016537 | Linx Capital Ltd.FR_ACI2FRZ31
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016537 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000016537 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000016537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000016537 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228113 | Petroleos MexicanosFR_71654QAZ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228113 | Samarco Mineracao SAFR_P8405QAA7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228113 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228113 | Iron Mountain, Inc.FR_ACI304ZB8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228113 | Linx Capital Ltd.FR_ACI2FRZ31
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228113 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000228113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000228113 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000228113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228113 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000007355 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007355 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007355 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007355 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007355 | Ellington Financial, Inc.FR_28852N406
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007355 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000007355 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007355 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000007355 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007355 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000007354 | U.S. Treasury NotesFR_91282CMH1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007354 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007354 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007354 | Swiss Re Finance Luxembourg SAFR_87089NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007354 | Ellington Financial, Inc.FR_28852N406
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007354 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000007354 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007354 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000007354 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007354 | AssetLoan assignments
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008170 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008170 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008170 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008170 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008170 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008170 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008170 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000008170 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000008170 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008170 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008169 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008169 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008169 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008169 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008169 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008169 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008169 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000008169 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000008169 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008169 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228112 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228112 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228112 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228112 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228112 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000228112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000228112 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228112 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008150 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008150 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008150 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008150 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008150 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008150 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000008150 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008150 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008150 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008149 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008149 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008149 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008149 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008149 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008149 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000008149 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000008149 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008149 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008149 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008145 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008145 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008145 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008145 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008145 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008144 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008144 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008144 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008144 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008144 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008144 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F060634
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F020638
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007350 | Government National Mortgage Association, TBAFR_21H042638
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F052631
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007350 | Uniform Mortgage-Backed Security, TBAFR_01F050627
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007350 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	185.50%
C000007350 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007350 | AssetShort-term U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007350 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F060634
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F020638
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007349 | Government National Mortgage Association, TBAFR_21H042638
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F052631
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007349 | Uniform Mortgage-Backed Security, TBAFR_01F050627
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007349 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	185.50%
C000007349 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007349 | AssetShort-term U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007349 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007365 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007365 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007365 | Central Texas Turnpike SystemFR_88283KCC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007365 | New York State Dormitory AuthorityFR_64990FL44
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007365 | Southeast Energy Authority A Cooperative District (Alabama)FR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007365 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007365 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007365 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007365 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007365 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007364 | Tobacco Settlement Financing Corp. (New Jersey)FR_888808HK1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007364 | Allegheny County Hospital Development Authority (Pennsylvania)FR_01728A3P9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007364 | Central Texas Turnpike SystemFR_88283KCC0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007364 | New York State Dormitory AuthorityFR_64990FL44
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007364 | Southeast Energy Authority A Cooperative District (Alabama)FR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007364 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007364 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007364 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007364 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007364 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008160 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008160 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008160 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008160 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008160 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000008160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000008160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000008160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008159 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008159 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008159 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008159 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008159 | Grand Canyon Education, Inc.FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008159 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000008159 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000008159 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008159 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000008159 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008155 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008155 | Patterson-UTI Energy, Inc.FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008155 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | Arrow Electronics, Inc.FR_042735100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008155 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000008155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008155 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008155 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008155 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008154 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008154 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008154 | Patterson-UTI Energy, Inc.FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008154 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | Arrow Electronics, Inc.FR_042735100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008154 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000008154 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008154 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008154 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008154 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007360 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007360 | Uniform Mortgage-Backed Security, TBAFR_01F052631
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007360 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007360 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007360 | U.S. Treasury NotesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007360 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007360 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007360 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000007360 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007359 | U.S. Treasury BondsFR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007359 | Uniform Mortgage-Backed Security, TBAFR_01F052631
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007359 | U.S. Treasury NotesFR_91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007359 | U.S. Treasury BondsFR_912810TH1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007359 | U.S. Treasury NotesFR_91282CAH4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007359 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007359 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007359 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007359 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000007359 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007348 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase AgreementFR_85748R009_3.660000_2026-02-02
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000007348 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.762693_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007348 | Goldman Sachs and Co. Repurchase AgreementFR_384999009_3.660000_2026-02-02
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007348 | Federal Home Loan BanksFR_3130B5Z76_3.750000_2026-10-23
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007348 | Federal Home Loan BanksFR_3130B53U0_3.680000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007348 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000007348 | U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000007348 | U.S. treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	41.70%